DEBT (Details) - USD ($)	Oct. 31, 2022	Apr. 30, 2022	Apr. 30, 2021	May 02, 2019
Notes Payable	$ 531,201	$ 357,300	$ 332,300
Less: Debt Discount	(51,099)	0		$ (2,150)
Note Payable [Member]
Notes Payable		100,000	100,000
Note Payable Two [Member]
Notes Payable		35,000	35,000
Note Payable Nine [Member]
Notes Payable		357,300	2,300
Note Payable Three [Member]
Notes Payable		30,000	30,000
Note Payable Four [Member]
Notes Payable		5,000	5,000
Note Payable Five [Member]
Notes Payable		30,000	30,000
Note Payable Six [Member]
Notes Payable		20,000	20,000
Note Payable Seven [Member]
Notes Payable		70,000	70,000
Note Payable Eight [Member]
Notes Payable		5,000	30,000
Note Payable Ten [Member]
Notes Payable		50,000	0
Nov 18, 2015 [Member] | Note Payable [Member]
Notes Payable	100,000	100,000
Nov 18, 2015 [Member] | Note Payable One [Member]
Notes Payable		10,000	$ 10,000
Sep 29, 2016 [Member] | Note Payables [Member]
Notes Payable	30,000	30,000
Sep 29, 2016 [Member] | Note Payable One [Member]
Notes Payable	5,000	5,000
Sep 25, 2019 [Member] | Note Payable [Member]
Notes Payable	70,000	70,000
Oct 03, 2016 [Member] | Note Payable [Member]
Notes Payable	20,000	20,000
Aug 28, 2015 [Member] | Note Payable [Member]
Notes Payable	2,300	2,300
June 06, 2016 [Member] | Note Payable [Member]
Notes Payable	10,000	10,000
Aug 04, 2016 [Member] | Note Payable [Member]
Notes Payable	35,000	35,000
Sep 27, 2016 [Member] | Note Payable [Member]
Notes Payable	30,000	30,000
Apr 09, 2020 [Member] | Note Payable [Member]
Notes Payable	5,000	5,000
July 31, 2022 [Member] | Note Payable [Member]
Notes Payable	45,000	50,000
July 15, 2022 [Member] | Note Payable [Member]
Notes Payable	200,000	0
Sep 01, 2022 [Member] | Note Payable [Member]
Notes Payable	$ 30,000	$ 0